Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit Activity
The following table summarizes performance and service based restricted stock unit activity for the period ended December 31, 2020 and 2019:

	2020		2019
	Shares	Weighted Average Grant Date Fair Value per Share	Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted stock grants outstanding, beginning of year	168,353	$19.75	—	$—
Granted during the period	85,441	19.75	168,353	19.75
Forfeited during the period	(11,391)	19.75	—	—
Vested during the period	(34,600)	19.75	—	—
Unvested restricted stock grants outstanding, end of year	207,803	$19.75	168,353	$19.75
The following table summarizes service based restricted stock unit activity for the period ended December 31, 2020:

	2020
	Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted stock grants outstanding, beginning of year	—	$—
Granted during the period	169,793	18.00
Forfeited during the period	—	—
Vested during the period	—	—
Unvested restricted stock grants outstanding, end of year	169,793	$18.00